Property and Equipment, Net (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Cost		$ 2,460	$ 2,189
Accumulated Depreciation		1,946	1,709
Property and equipment, net		514	480
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Cost		1,046	830
Accumulated Depreciation		900	780
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		693	662
Accumulated Depreciation		492	438
Leasehold improvements and real estate [Member]
Property, Plant and Equipment [Line Items]
Cost	[1]	381	357
Accumulated Depreciation	[1]	280	252
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost		340	340
Accumulated Depreciation		$ 274	$ 239

[1]	On May 6, 2013 the Company sold real estate it owned and leased it back for a five year period and an option to extend the lease period by an additional 5 years. The consideration amounted to $ 337. The Capital gain generated from the sale in the amount of $ 143 was capitalized and is recognized over the duration of the lease agreement.